Unaudited Condensed Consolidated Balance Sheets - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
ASSETS
CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEPOSITS ON DEMAND	€ 156,234	€ 220,342
FINANCIAL ASSETS HELD FOR TRADING	206,874	176,921
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	6,166	5,910
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	9,169	9,773
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	82,270	83,308
FINANCIAL ASSETS AT AMORTISED COST	1,217,341	1,191,403
HEDGING DERIVATIVES	5,413	5,297
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RISK	(1,337)	(788)
INVESTMENTS	8,235	7,646
Joint venture entities	2,026	1,964
Associated entities	6,209	5,682
ASSETS UNDER REINSURANCE CONTRACTS	214	237
TANGIBLE ASSETS	33,709	33,882
Property, plant and equipment	32,764	32,926
Investment properties	945	956
INTANGIBLE ASSETS	19,359	19,871
Goodwill	13,668	14,017
Other intangible assets	5,691	5,854
TAX ASSETS	29,992	31,390
Current tax assets	10,017	10,623
Deferred tax assets	19,975	20,767
OTHER ASSETS	9,707	8,856
Insurance contracts linked to pensions	87	93
Inventories	6	7
Other	9,614	8,756
NON-CURRENT ASSETS HELD FOR SALE	2,915	3,014
TOTAL ASSETS	1,786,261	1,797,062
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	133,856	122,270
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS (**)	34,493	40,367
FINANCIAL LIABILITIES AT AMORTISED COST	1,454,896	1,468,703
HEDGING DERIVATIVES	5,535	7,656
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK	12	55
LIABILITIES UNDER INSURANCE CONTRACTS	17,592	17,799
PROVISIONS	8,401	8,441
TAX LIABILITIES	9,802	9,932
Current tax liabilities	3,691	3,846
Deferred tax liabilities	6,111	6,086
OTHER LIABILITIES	18,026	17,598
LIABILITIES ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE	0	0
TOTAL LIABILITIES	1,682,613	1,692,821
SHAREHOLDERS´ EQUITY
SHAREHOLDERS´ EQUITY	132,836	130,443
CAPITAL	7,747	8,092
Called up paid capital	7,747	8,092
Unpaid capital which has been called up	0	0
SHARE PREMIUM	41,604	44,373
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	735	720
Equity component of the compound financial instrument	0	0
Other equity instruments issued	735	720
OTHER EQUITY	189	195
ACCUMULATED RETAINED EARNINGS	82,324	74,114
REVALUATION RESERVES	0	0
OTHER RESERVES	(5,816)	(5,751)
(-) OWN SHARES	(6)	(1,078)
PROFIT ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	6,059	11,076
(-) INTERIM DIVIDENDS	0	(1,298)
OTHER COMPREHENSIVE INCOME (LOSS)	(36,963)	(35,020)
ITEMS NOT RECLASSIFIED TO PROFIT OR LOSS	(5,118)	(5,212)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS	(31,845)	(29,808)
NON-CONTROLLING INTEREST	7,775	8,818
Other comprehensive income	(1,872)	(1,559)
Other items	9,647	10,377
TOTAL EQUITY	103,648	104,241
TOTAL LIABILITIES AND EQUITY	1,786,261	1,797,062
Pension and other post-retirement obligations
LIABILITIES
PROVISIONS	1,936	2,225
Other long term employee benefits
LIABILITIES
PROVISIONS	894	880
Taxes and other legal contingencies
LIABILITIES
PROVISIONS	2,631	2,715
Contingent liabilities and commitments
LIABILITIES
PROVISIONS	698	702
Other provisions
LIABILITIES
PROVISIONS	2,242	1,919
Loan commitments granted
SHAREHOLDERS´ EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	290,151	279,589
Financial guarantees granted
SHAREHOLDERS´ EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	15,598	15,435
Other commitments granted
SHAREHOLDERS´ EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	127,420	113,273
For own-use
ASSETS
Property, plant and equipment	12,808	13,408
Leased out under an operating lease
ASSETS
Property, plant and equipment	19,956	19,518
Investment properties	€ 806	€ 851